First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 73.4%
	Construction & Engineering – 0.4%
17,500	Quanta Services, Inc.	$1,590,750
	Electric Utilities – 13.9%
79,100	Alliant Energy Corp.	4,629,723
40,150	American Electric Power Co., Inc.	3,538,018
26,800	Duke Energy Corp.	2,816,948
9,500	Emera, Inc. (CAD)	443,095
285,683	Enel S.p.A., ADR	2,616,856
22,200	Eversource Energy	1,915,194
170,000	Exelon Corp.	7,956,000
10,100	Fortis, Inc. (CAD)	458,046
52,000	Iberdrola S.A., ADR	2,502,240
45,400	IDACORP, Inc.	4,787,430
32,150	NextEra Energy, Inc. (b)	2,504,485
22,200	Orsted A/S, ADR	1,102,896
250,880	PPL Corp.	7,117,465
113,400	Southern (The) Co.	7,242,858
34,500	Xcel Energy, Inc.	2,354,625
		51,985,879
	Gas Utilities – 11.7%
857,190	AltaGas Ltd. (CAD)	18,145,550
78,900	Atmos Energy Corp.	7,778,751
105,960	New Jersey Resources Corp.	4,081,579
56,500	ONE Gas, Inc.	4,168,570
210,880	UGI Corp.	9,698,371
		43,872,821
	Independent Power & Renewable Electricity Producers – 1.3%
93,670	AES (The) Corp.	2,219,979
49,403	Clearway Energy, Inc., Class A	1,331,411
47,900	EDP Renovaveis S.A. (EUR)	1,125,063
		4,676,453
	Multi-Utilities – 17.3%
25,650	Black Hills Corp.	1,735,223
483,789	CenterPoint Energy, Inc. (b)	12,317,268
52,790	CMS Energy Corp.	3,261,894
88,980	Dominion Energy, Inc.	6,661,933
40,000	DTE Energy Co.	4,692,800
286,630	Public Service Enterprise Group, Inc.	17,836,985
133,690	Sempra Energy (b)	17,466,598
7,360	WEC Energy Group, Inc.	692,870
		64,665,571
	Oil, Gas & Consumable Fuels – 28.4%
58,520	Cheniere Energy, Inc. (c)	4,970,104
54,000	DT Midstream, Inc.	2,289,600
344,873	Enbridge, Inc. (b)	13,570,753
305,695	Equitrans Midstream Corp.	2,512,813
179,996	Keyera Corp. (CAD)	4,818,745
667,353	Kinder Morgan, Inc.	11,598,595
170,397	ONEOK, Inc.	8,855,532
660,034	TC Energy Corp. (b)	32,163,457
1,012,527	Williams (The) Cos., Inc. (b)	25,363,801
		106,143,400

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment – 0.1%
2,500	Enphase Energy, Inc. (c)	$474,000
	Water Utilities – 0.3%
5,500	American Water Works Co., Inc.	935,605
	Total Common Stocks	274,344,479
	(Cost $242,253,250)
Shares/Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 48.7%
	Chemicals – 3.5%
494,120	Westlake Chemical Partners, L.P.	13,202,886
	Gas Utilities – 0.9%
204,400	Suburban Propane Partners, L.P.	3,307,192
	Independent Power & Renewable Electricity Producers – 2.3%
108,689	NextEra Energy Partners, L.P. (d)	8,426,658
	Oil, Gas & Consumable Fuels – 42.0%
503,993	BP Midstream Partners, L.P.	6,960,143
451,630	Cheniere Energy Partners, L.P.	19,090,400
1,359,409	Energy Transfer, L.P. (b)	13,403,773
1,725,041	Enterprise Products Partners, L.P.	38,934,176
135,310	Hess Midstream, L.P., Class A (d)	3,501,823
510,013	Holly Energy Partners, L.P.	10,506,268
862,735	Magellan Midstream Partners, L.P.	40,203,451
1,183,920	Plains All American Pipeline, L.P. (b)	11,851,039
707,332	Shell Midstream Partners, L.P.	9,796,548
190,290	Teekay LNG Partners, L.P. (d)	2,757,302
		157,004,923
	Total Master Limited Partnerships	181,941,659
	(Cost $135,672,553)
	Total Investments – 122.1%	456,286,138
	(Cost $377,925,803) (e)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
(4,237)	CenterPoint Energy, Inc.	$(10,787,402)	$26.00	Aug 2021	(190,665)
(600)	CenterPoint Energy, Inc.	(1,527,600)	27.00	Aug 2021	(15,000)
(3,448)	Enbridge, Inc.	(13,567,880)	42.50	Aug 2021	(34,480)
(4,471)	Energy Transfer, L.P.	(4,408,406)	11.00	Aug 2021	(26,826)
(321)	NextEra Energy, Inc.	(2,500,590)	77.50	Aug 2021	(48,150)
(2,479)	Plains All American Pipeline, L.P. (f)	(2,481,479)	12.00	Aug 2021	(9,916)
(1,036)	Sempra Energy	(13,535,340)	140.00	Aug 2021	(16,576)
(300)	Sempra Energy (f)	(3,919,500)	145.00	Aug 2021	(2,700)
(1,087)	TC Energy Corp.	(5,296,951)	50.00	Aug 2021	(28,262)
(1,802)	Williams (The) Cos., Inc.	(4,514,010)	26.00	Aug 2021	(45,050)

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(4,322)	Williams (The) Cos., Inc. (f)	$(10,826,610)	$28.00	Aug 2021	$(21,610)
	Total Call Options Written				(439,235)
	(Premiums received $1,024,782)

Outstanding Loans – (24.6)%	(92,000,000)
Net Other Assets and Liabilities – 2.6%	9,870,912
Net Assets – 100.0%	$373,717,815

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	0.091% (2)	09/03/24	$47,000,000	2.367% (3)	$(2,960,028)
Bank of Nova Scotia (1)	0.091% (2)	10/08/23	10,250,000	2.734% (3)	(583,323)
N/A (4) (5)	0.100% (6)	10/21/22	3,506,783	0.052% (7)	1,675
N/A (4) (5)	0.100% (6)	10/21/25	411,980	0.060% (8)	453
			$61,168,763		$(3,541,223)
(1) Payment frequency is monthly
(2) 1 month LIBOR
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.00183%
(8) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Aggregate cost for federal income tax purposes was $324,882,049. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $128,498,472 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,074,841. The net unrealized appreciation was $127,423,631. The unrealized amounts presented are inclusive of derivative contracts.
(f)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2021, investments noted as such are valued at $(34,226) or (0.0)% of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 274,344,479	$ 274,344,479	$ —	$ —
Master Limited Partnerships*	181,941,659	181,941,659	—	—
Total Investments	456,286,138	456,286,138	—	—
Interest Rate Swap Agreements	2,128	—	2,128	—
Total	$ 456,288,266	$ 456,286,138	$ 2,128	$—

LIABILITIES TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (439,235)	$ (405,009)	$ (34,226)	$ —
Interest Rate Swap Agreements	(3,543,351)	—	(3,543,351)	—
Total	$ (3,982,586)	$ (405,009)	$ (3,577,577)	$—

*	See Portfolio of Investments for industry breakout.